Subsequent Events	9 Months Ended
Sep. 30, 2018
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Subsequent Events

Note 8—Subsequent Events

On November 8, 2018 the Company announced the formation of Visen Pharmaceuticals, a company established to develop, manufacture and commercialize Ascendis’ endocrinology rare disease therapies in the People’s Republic of China, including Hong Kong, Macau and Taiwan (“Greater China”). In connection with the formation of the company, Ascendis granted Visen Pharmaceuticals exclusive rights to develop and commercialize endocrinology therapeutic products based on our proprietary TransCon technology in Greater China, subject to certain exceptions. As consideration for the rights granted to Visen Pharmaceuticals, Ascendis received 50% ownership in the outstanding shares of Visen Pharmaceuticals and concurrently, entities affiliated with Vivo Capital and Sofinnova Ventures purchased shares in Visen Pharmaceutical for an aggregate purchase price of $40,000,000 in cash.

No other events have occurred after the balance sheet date that would have a significant impact on the results or financial position of the Company.